Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 21,587	$ 40,588
Accounts receivable	413,925	255,740
Inventory	35,158	23,429
Total current assets	470,670	319,757
Non-current assets:
Income taxes recoverable	1,602
Deferred tax assets	455	867
Property, plant and equipment	2,303,338	2,258,391
Intangibles	19,575	23,915
Right of use assets	60,032	51,440
Investments and other assets	20,451	7,382
Total non-current assets	2,405,453	2,341,995
Total assets	2,876,123	2,661,752
Current liabilities:
Accounts payable and accrued liabilities	392,053	224,123
Income tax payable	2,991	839
Current portion of lease obligation	12,698	10,935
Current portion of long-term debt	2,287	2,223
Total current liabilities	410,029	238,120
Non-current liabilities:
Share based compensation	60,133	26,728
Provisions and other	7,538	6,513
Lease obligation	52,978	45,823
Long-term debt	1,085,970	1,106,794
Deferred tax liabilities	28,946	12,219
Total non-current liabilities	1,235,565	1,198,077
Shareholders' equity:
Shareholders' capital	2,299,533	2,281,444
Contributed surplus	72,555	76,311
Deficit	(1,301,273)	(1,266,980)
Accumulated other comprehensive income	159,714	134,780
Total shareholders' equity	1,230,529	1,225,555
Total liabilities and shareholders' equity	$ 2,876,123	$ 2,661,752